Schedule of Exploration and Evaluation (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Exploration And Evaluation
Exploration and evaluation expenditure – At cost	$ 100,135,725	$ 92,117,750	$ 81,070,075